FAIR VALUE MEASUREMENTS (Fair Value by Balance Sheet Grouping) (Details) - Estimate of Fair Value Measurement - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Series A 2020 Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes payable, fair value disclosure	$ 189,773	$ 186,306
Series B 2020 Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes payable, fair value disclosure	81,637	79,723
Series A 2021 Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes payable, fair value disclosure	222,023	0
Series B 2021 Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes payable, fair value disclosure	$ 194,278	$ 0